Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk [Line Items]
ECL allowance, beginning balance	$ 23,240	$ 23,709
Transfer
Transfers to stage 2	10,340	582
Transfers to stage 3	2,764	4,639
Transfers to stage 3	4,338	2,864
Transfers to stage 1	(6,717)	(387)
Transfers to stage 2	(1,700)	(1,264)
Transfers to stage 1	(430)	(1,363)
Net changes on financial assets	(2,853)	(5,471)
Write-off
Foreign Exchange adjustments and others	(735)	(137)
ECL allowance, ending balance	28,247	23,240
Individual [Member] | Stage 1 [Member]
Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk [Line Items]
ECL allowance, beginning balance	1,509	1,081
Transfer
Transfers to stage 2	(1,273)	(100)
Transfers to stage 3
Transfers to stage 3
Transfers to stage 1	165	46
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	2,279	491
Write-off
Foreign Exchange adjustments and others	135	(9)
ECL allowance, ending balance	2,815	1,509
Individual [Member] | Stage 2 [Member]
Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk [Line Items]
ECL allowance, beginning balance	226	259
Transfer
Transfers to stage 2	1,785	122
Transfers to stage 3
Transfers to stage 3	(73)	(24)
Transfers to stage 1	(295)	(82)
Transfers to stage 2
Transfers to stage 1
Net changes on financial assets	126	(41)
Write-off
Foreign Exchange adjustments and others	(6)	(8)
ECL allowance, ending balance	1,762	226
Individual [Member] | Stage 3 [Member]
Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk [Line Items]
ECL allowance, beginning balance	3,487	3,856
Transfer
Transfers to stage 2
Transfers to stage 3	83	167
Transfers to stage 3	2,839	1,742
Transfers to stage 1
Transfers to stage 2	(6)	(54)
Transfers to stage 1		(130)
Net changes on financial assets	(2,995)	(2,100)
Write-off
Foreign Exchange adjustments and others	(170)	6
ECL allowance, ending balance	3,238	3,487
Collective [Member] | Stage 1 [Member]
Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk [Line Items]
ECL allowance, beginning balance	13,127	15,070
Transfer
Transfers to stage 2	(3,614)	(318)
Transfers to stage 3	(76)	(203)
Transfers to stage 3
Transfers to stage 1	2,687	122
Transfers to stage 2
Transfers to stage 1	14	45
Net changes on financial assets	(200)	(1,474)
Write-off
Foreign Exchange adjustments and others	(928)	(115)
ECL allowance, ending balance	11,010	13,127
Collective [Member] | Stage 2 [Member]
Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk [Line Items]
ECL allowance, beginning balance	542	172
Transfer
Transfers to stage 2	13,442	878
Transfers to stage 3
Transfers to stage 3	(148)	(144)
Transfers to stage 1	(9,274)	(473)
Transfers to stage 2	240	234
Transfers to stage 1
Net changes on financial assets	(315)	(106)
Write-off
Foreign Exchange adjustments and others	65	(19)
ECL allowance, ending balance	4,552	542
Collective [Member] | Stage 3 [Member]
Provisions and Contingent Provisions (Details) - Schedule of provisions for contingent loan risk [Line Items]
ECL allowance, beginning balance	4,349	3,271
Transfer
Transfers to stage 2
Transfers to stage 3	2,757	4,675
Transfers to stage 3	1,720	1,290
Transfers to stage 1
Transfers to stage 2	(1,934)	(1,444)
Transfers to stage 1	(444)	(1,278)
Net changes on financial assets	(1,748)	2,173
Write-off
Foreign Exchange adjustments and others	169	8
ECL allowance, ending balance	$ 4,869	$ 4,349